Investments - Summary of Condensed Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of noncontrolling interests [line items]
Current assets	$ 37,062	$ 47,131
Long-term receivables	22,059	21,450
Investments	2,759	3,795
Property, plant and equipment	157,383	176,650	$ 175,470
Total assets	222,068	251,366
Current liabilities	25,051	24,948
Non-current liabilities	123,842	144,916
Shareholders' equity	73,175	81,502	77,550	$ 66,055
Total liabilities and equity	222,068	251,366
Sales revenues	95,584	88,827	81,405
Net income	7,414	169	(4,349)
Increase (decrease) in cash and cash equivalents	(8,620)	1,314	(3,853)
Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Shareholders' equity	1,631	1,700	771	$ 819
Net income	241	260	$ 489
Non-controlling interests [member] | Gaspetro [member]
Disclosure of noncontrolling interests [line items]
Current assets	79	80
Long-term receivables	58	74
Investments	360	406
Property, plant and equipment	1	1
Other non-current assets	76	89
Total assets	574	650
Current liabilities	26	24
Non-current liabilities	29	36
Shareholders' equity	519	590
Total liabilities and equity	574	650
Sales revenues	114	111
Net income	74	75
Increase (decrease) in cash and cash equivalents	(7)	15
Non-controlling interests [member] | Consolidated Entities [Member]
Disclosure of noncontrolling interests [line items]
Current assets	826	728
Long-term receivables	781	1,106
Total assets	1,607	1,834
Current liabilities	75	226
Non-current liabilities	1,326	1,322
Shareholders' equity	206	286
Total liabilities and equity	1,607	1,834
Net income	(142)	106
Increase (decrease) in cash and cash equivalents	128	57
Non-controlling interests [member] | Transportadora Brasileira Gasoduto Brasil Bolivia [member]
Disclosure of noncontrolling interests [line items]
Current assets	174	140
Long-term receivables	1	1
Property, plant and equipment	463	594
Other non-current assets	2	2
Total assets	640	737
Current liabilities	173	248
Non-current liabilities	334	335
Shareholders' equity	133	154
Total liabilities and equity	640	737
Sales revenues	425	462
Net income	160	265
Increase (decrease) in cash and cash equivalents	7	204
Non-controlling interests [member] | Petrobras Argentina S.A. [Member]
Disclosure of noncontrolling interests [line items]
Current assets	3,304	3,235
Long-term receivables	1,609	2,042
Investments	9	11
Property, plant and equipment	1,496	1,758
Other non-current assets	123	137
Total assets	6,541	7,183
Current liabilities	1,177	1,334
Non-current liabilities	2,864	3,181
Shareholders' equity	2,500	2,668
Total liabilities and equity	6,541	7,183
Sales revenues	26,753	26,483
Net income	874	330
Increase (decrease) in cash and cash equivalents	$ 704	$ (49)